Dividends (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of dividends [Abstract]
Disclosure of Detailed Information About Dividends Explanatory

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Australian franking credits available for subsequent financial years at a tax rate of 30%	3,995	3,995	3,757
New Zealand imputation credits available for subsequent financial years at a tax rate of 28%	236	236	235